Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, net
Summary of inventories, net

	As of December 31,
	2022	2023
	US$	US$

Raw materials	44,225	30,620
Work in process	3,237	3,222
Finished goods	4,183	5,177
Low value consumables and spare parts	153	144
Inventories, gross	51,798	39,163
Less: inventory write-downs	(6,418)	(6,298)
Total inventories, net	45,380	32,865